CONSOLIDATED UNAUDITED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Research and development expenses, net	$ 2,570	$ 1,737	$ 4,909	$ 3,357
General and administrative expenses	924	950	1,749	1,435
Operating loss	3,494	2,687	6,658	4,792
Finance income, net	139	30	153	9
Loss before income tax	3,355	2,657	6,505	4,783
Taxes on income		(2)		(1)
Net loss	3,355	2,655	6,505	4,782
Other comprehensive loss:
Change in fair value of cash flow hedge	(4)		13
Comprehensive loss	$ 3,351	$ 2,655	$ 6,518	$ 4,782
Net loss per ordinary share - basic and diluted	$ 0.41	$ 0.7	$ 0.85	$ 1.74
Weighted average number of ordinary shares outstanding - basic and diluted	8,238	3,796	7,663	2,741